Product Revenue Reserve and Allowance - Narratives (Details) - Gelesis - USD ($) $ in Thousands		1 Months Ended			12 Months Ended		60 Months Ended
	Jun. 18, 2020	Jul. 31, 2021	Jan. 31, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 18, 2025	May 31, 2025
Product Revenue Reserve and Allowance
Revenue recognized					$ 11,185	$ 21,442
Deferred income					32,370	624
Accounts receivable					731	818
Contract term								5 years
Other assets					4,084	3,959
Roman Health Pharmacy LLC ("Ro")
Product Revenue Reserve and Allowance
Deferred income					31,000
CMS Bridging DMCC ("CMS")
Product Revenue Reserve and Allowance
Revenue recognized					18,700
Upfront fee				$ 15,000
Milestone payment required				$ 5,000
Discounted time-based milestone	$ 3,700				4,100	3,900
Accreted as interest income							$ 1,300
Product revenue
Product Revenue Reserve and Allowance
Revenue recognized					11,185	2,708
Product revenue | Roman Health Pharmacy LLC ("Ro")
Product Revenue Reserve and Allowance
Revenue recognized					9,700	2,500
Accounts receivable						600
Pre buy commitment amount		$ 30,000	$ 10,000
Product revenue | GoGoMeds
Product Revenue Reserve and Allowance
Revenue recognized					1,500	100
Accounts receivable					$ 800	100
Licensing revenue
Product Revenue Reserve and Allowance
Revenue recognized						$ 18,734